Change in non-cash assets and liabilities	12 Months Ended
Jun. 30, 2026
Change In Non-cash Assets And Liabilities
Change in non-cash assets and liabilities

30.	Change in non-cash assets and liabilities:

The change in non-cash working capital for the years ended June 30, 2026 and 2025 is as follows:

	2026	2025

Trade and other receivables	$4,245	$(6,128)
Prepaid expenses and deposits	6,481	(5,616)
Other long-term liabilities	(171)	-
Contract assets	(164)	(510)
Inventories	(12,372)	(2,352)
Trade and other payables	5	3,021
Contract liabilities	(3,471)	960
	$(5,447)	$(10,625)

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024